INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2026
INCOME TAXES
Schedule of reconciliation of income tax at the U.S. federal statutory rate to the effective income tax
	Mar 31, 2026	Mar 31, 2025
	($)	($)
Reconciliation of effective income tax:
Income (loss) before income taxes	2,123	(6,769)
Income tax at U.S. statutory rate (21%)	446	(1,421)
Foreign rate differential — Hong Kong (8.25%)	(271)	863
Change in valuation allowance and utilization of tax losses	(175)	558
Income tax expense	-	-

Components of deferred tax assets:
Hong Kong tax loss carryforwards	10,755	11,014
U.S. net operating loss carryforwards	1,137	-
Valuation allowance	(11,892)	(11,014)
Net deferred tax asset	-	-